Condensed Statement of Cash Flows (Unaudited)	4 Months Ended
Sep. 30, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (77,024)
Adjustments to reconcile net loss to net cash used in operating activities:
Net gain from investments held in trust account	(1,764)
Changes in operating assets and liabilities:
Prepaid expenses	(287,616)
Accounts payable and accrued expenses	322,222
Net cash used in operating activities	(44,182)
Cash flows from investing activities:
Principal deposited in Trust Account	(345,000,000)
Net cash used in investing activities	(345,000,000)
Cash flows from financing activities:
Proceeds from private placement of warrants	8,900,000
Proceeds from sale of units in initial public offering	345,000,000
Payment of underwriters’ discount	(6,900,000)
Payment of offering costs	(496,285)
Advances received from Promissory note	105,393
Repayment of advances received from Promissory note	(105,393)
Net cash provided by financing activities	346,503,715
Increase in cash during period	1,459,533
Cash at end of period	1,459,533
Supplemental disclosure of non-cash investing and financing activities:
Class A common stock subject to possible redemption	329,426,170
Change in value of common stock subject to redemption	76,340
Offering costs paid by sponsor in exchange for founder shares	25,000
Deferred offering costs included in accounts payable and accrued expenses	$ 1,855